Discontinued Operations and Other Divestitures (Summary of Activities in Consolidated Statements of Income for Discontinued Operations) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales	$ 1,487.4		$ 1,753.3		$ 2,124.6
Earnings from operations of discontinued businesses before income taxes	183.3	[1],[2]	128.9	[1],[2]	166.1	[1],[2]
Income tax expense on operations	(70.7)	[2],[3]	(38.6)	[2],[3]	(58.0)	[2],[3]
Gain on sale of discontinued operations	21.3		55.3		0
Income tax expense on gain on sale	(12.7)		(20.7)		0
Adjust to fair value, less cost to sell	(28.7)		0		0
Income tax benefit on adjustment	3.5		0		0
Earnings from discontinued operations, net of tax	96.0		124.9		108.1
Coating Resins Segment [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales	1,487.4		1,657.1		1,524.9
Earnings from operations of discontinued businesses before income taxes	183.3	[1],[2]	118.9	[1],[2]	121.8	[1],[2]
Income tax expense on operations	(70.7)	[2],[3]	(36.5)	[2],[3]	(44.0)	[2],[3]
Gain on sale of discontinued operations	21.3		0		0
Income tax expense on gain on sale	(12.7)		0		0
Adjust to fair value, less cost to sell	(28.7)		0		0
Income tax benefit on adjustment	3.5		0		0
Earnings from discontinued operations, net of tax	96.0		82.4		77.8
Building Block Chemicals Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales			96.2		599.7
Earnings from operations of discontinued businesses before income taxes			10.0	[1],[2]	44.3	[1],[2]
Income tax expense on operations			(2.1)	[2],[3]	(14.0)	[2],[3]
Gain on sale of discontinued operations			55.3		0
Income tax expense on gain on sale			(20.7)		0
Adjust to fair value, less cost to sell			0		0
Income tax benefit on adjustment			0		0
Earnings from discontinued operations, net of tax			$ 42.5		$ 30.3

[1]	Included in earnings of discontinued operations before income tax expenses for the year ended December 31, 2012 were expenses of $23.4 related to the Coating Resins sale process. For the years ending December 31, 2012, 2011, and 2010, includes net restructuring charges of $1.6, $20.8, and $3.2, respectively, and environmental charges (credits) of $1.7, ($4.5), ad $4.7, respectively.
[2]	The assets and liabilities of the Coating Resins Segment were reclassified to held-for-sale effective June 30, 2012. Accordingly, depreciation and amortization were no longer recorded on these assets beginning July 1, 2012.
[3]	Income tax expense on discontinued operations for the year ended December 31, 2012 includes a $7.6 of tax expense on estimated unrepatriated earnings of international subsidiaries from the anticipated sale of Coating Resins.